Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
18.	Income Taxes
Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands.
BVI
Under the current laws of the BVI, Quhuo BVI is not subject to tax on income or capital gains.
Hong Kong
Quhuo HK is incorporated in Hong Kong and is subject to Hong Kong profits tax of 16.5% on its activities conducted in Hong Kong. No provision for Hong Kong profits tax was made in the consolidated financial statements as Quhuo HK had no assessable income for the years ended December 31, 2019, 2020 and 2021, respectively.
PRC
The Company’s subsidiaries, VIE and VIE’s subsidiaries in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008 except for the following entities eligible for preferential tax rates. In 2020, Nantong Runda qualified for the requirements of small and micro-sized
enterprise, and its first one million
RMB
of annual taxable income was eligible for 75% reduction and the taxable income between one million
RMB
and three million
RMB
was eligible for 50% reduction
 and the applicable CIT rate was 20%. In 2021, Nantong Runda did not qualify for the requirements of small and micro-sized enterprise, and the applicable CIT rate is 25%. Hainan Quhuo and Hainan Xinying are enterprises registered in the Hainan free trade port and engaged in substantial business in encouraged industries and are therefore entitled to preferential tax rate of 15%.

Beijing Quhuo, a subsidiary of VIE, was recognized as high and new technology enterprise (“HNTE”) and was eligible for a preferential tax rate of 15% from 2020 to 2022.
Dividends, interests, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC
resident enterprises, and proceeds from any such
non-resident
enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC
resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

Composition of income tax expense
The current and deferred portions of income tax expense included in the consolidated statements of comprehensive loss were as follows:

	As of December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$

Current income tax expens e	30,902	26,168	16,360	2,569
Deferred income tax benefit	(9,322)	(740)	(4,333)	(682)

Total income tax expense	21,580	25,428	12,027	1,887

Reconciliation between expenses of income taxes
The reconciliations of the income tax expense for the years ended December 31, 2019, 2020 and 2021 were as follows:

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$

Net (loss) income before income tax expense	8,131	19,824	(179,203)	(28,122)
Income tax at statutory tax rate	2,033	4,956	(44,801)	(7,030)
International tax rate difference	363	(7,146)	12,801	2,009
Effect of preferential tax rates	(229)	(3,762)	(4,080)	(640)
Non-deductible expense	20,615	30,146	39,785	6,244
Research and development expense super-deduction	—	(885)	(1,562)	(245)
Changes in valuation allowance	(1,798)	560	4,290	671
Tax rate change	—	(66)	(191)	(30)
Interest expense	596	2,520	5,785	908
Non-taxable income	—	(1,617)	—	—
Unutilized tax loss	—	722	—	—

Income tax expense	21,580	25,428	12,027	1,887

Deferred tax assets and liabilities
Deferred taxes were measured using the enacted tax rates for the periods in which the temporary differences are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2020 and 2021 were as follows:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Deferred tax assets:

Tax losses carried forward	12,744	14,010	2,199
Accrued expense and other current liabilities	3,483	6,100	957
Amortization and depreciation difference	780	2,928	460
Bad debt provision	—	844	132
Impairment of ROU assets	206	—	—
Leasing Liability	7,493	1,364	214
Prepaid rent	—	258	40
Less: valuation allowance	(11,450)	(15,740)	(2,470)

Deferred tax assets, net	13,256	9,764	1,532

Deferred tax liabilities:
Intangible assets	4,120	2,166	340
Right-of-use assets	7,493	1,622	254

Deferred tax liabilities, net	11,613	3,788	594

The Company operates through the VIE and subsidiaries of the VIE and valuation allowance is considered for each of the entities on an individual basis. The Company recorded valuation allowance against deferred tax assets of those entities that were in a three-year cumulative financial loss and are not forecasting profits in the near future as of December 31, 2019, 2020 and 2021. In making such determination, the Company also evaluated a variety of factors including the Company’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.
As of December 31, 2019, 2020 and 2021, the Company had taxable losses of RMB37,284, RMB51,047 and RMB56,041 (US$8,794) derived from entities in the PRC, which can be carried forward per tax regulation to offset future taxable income for income tax purposes. The PRC taxable losses will expire from December 31, 202
2
to 202
6
if not utilized.
As of December 31, 2021, there is no undistributed earnings to be repatriated from the Company’s foreign subsidiaries because of the accumulated deficit status.

Unrecognized Tax Benefit
As of December 31, 2019, 2020 and 2021, the Company had unrecognized tax benefit of RMB25,491, RMB36,112 and RMB43,311 (US$6,797), respectively, of which RMB19,923, RMB34,998 and RMB40,002 (US$6,277) are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets. It is possible that the amount of unrecognized tax benefit will further change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. As of December 31, 2019, 2020 and 2021, unrecognized tax benefits of RMB25,391, RMB36,012 and RMB43,197 (US$6,779), respectively, if ultimately recognized, will impact the effective tax rate.
A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	For the year ended December 31,
	2020	2021	2021
	RMB	RMB	US$

Balance at January 1	25,491	36,112	5,667
Increase	12,055	8,646	1,357
Decrease	(1,434)	(1,447)	(227)

Balance at December 31	36,112	43,311	6,797

In the years ended December 31, 2019, 2020 and 2021, the Company recorded interest expense accrued in relation to the unrecognized tax benefit of RMB596, RMB2,520 and RMB5,785 (US$908) in income tax expense, respectively. Accumulated interest expense recorded in unrecognized tax benefit was RMB596, RMB3,116 and RMB8,901 (US$1,397), respectively, as of December 31, 2019, 2020 and 2021.
As of December 31, 2021, the tax years ended December 31, 201
6
through period ended as of the reporting date for the WFOE, the VIE and VIE’s subsidiaries remain open to examination by the PRC tax authorities.